Basis of preparation and recent accounting developments - Impact of new IFRS accounting standards (Details) - GBP (£) £ in Millions	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments		£ 301	£ 292
Operating lease commitments, undiscounted excess amount		200
Finance lease liabilities		300
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities		£ 300
Scenario, Forecast | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	£ 400
Right-of-use assets	400
Increase in operating cash flows	100
Decrease in financing cash flows	£ 100